UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21584

The Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH 43219		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31/08

Date of reporting period:	01/31/08

Item 1. Schedule of Investments.

The Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	January 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares/
	Principal
Security Description	Amount	Value
Commercial Paper (0.6%)
Deutsche Bank Financial LLC, 3.13% (a), 2/1/08	$2,220	$2,220

Total Commercial Paper (Amortized Cost $2,220)		2,220

Common Stocks (98.6%)
Automotive (0.4%)
Ford Motor Co. (b)	266,900	1,772
		1,772
Banks (5.3%)
Bank of America Corp.	299,250	13,272
J.P. Morgan Chase & Co.	72,514	3,448
Wells Fargo Co.	141,200	4,802
		21,522
Beverages (7.0%)
Coca-Cola Co.	154,025	9,114
Diageo PLC, ADR	106,700	8,612
PepsiCo, Inc.	157,314	10,727
		28,453
Biotechnology (3.2%)
Genentech, Inc. (b)	135,300	9,497
Gilead Sciences, Inc. (b)	71,500	3,267
		12,764
Brokerage Services (2.6%)
Charles Schwab Corp.	467,946	10,435
		10,435
Building Materials (0.8%)
USG Corp. (b)	91,551	3,351
		3,351
Chemicals (1.9%)
PPG Industries, Inc.	119,316	7,886
		7,886
Computers & Peripherals (7.1%)
Apple Computer, Inc. (b)	36,600	4,954
Dell, Inc. (b)	401,075	8,037
EMC Corp. (b)	644,300	10,225
Network Appliance, Inc. (b)	100,900	2,343
Seagate Technology	152,426	3,090
		28,649
Cosmetics & Toiletries (3.5%)
Estee Lauder Cos., Class A	71,400	3,013
Procter & Gamble Co.	168,725	11,127
		14,140
Financial Services (2.9%)
Citigroup, Inc.	245,100	6,917
Fannie Mae	138,975	4,705
		11,622
Health Care (1.7%)
Medtronic, Inc.	144,675	6,738
		6,738

See notes to schedules of investments.

Security Description	Shares	Value
Heavy Machinery (1.0%)
Caterpillar, Inc.	58,305	$4,148
		4,148
Home Builders (0.3%)
Toll Brothers, Inc. (b)	60,325	1,404
		1,404
Insurance (2.4%)
American International Group, Inc.	174,016	9,599
		9,599
Internet Business Services (1.1%)
Google, Inc., Class A (b)	8,100	4,571
		4,571
Internet Service Provider (0.8%)
Yahoo!, Inc. (b)	158,716	3,044
		3,044
Investment Companies (1.5%)
Invesco Ltd.	59,619	1,623
The Blackstone Group LP	248,600	4,562
		6,185
Manufacturing-Diversified (1.2%)
Siemens AG, Sponsored ADR	36,500	4,738
		4,738
Manufacturing-Miscellaneous (3.0%)
3M Co.	153,025	12,188
		12,188
Media (1.3%)
Viacom, Inc., Class B (b)	133,550	5,176
		5,176
Medical Supplies (0.8%)
Zimmer Holdings, Inc. (b)	40,600	3,178
		3,178
Mining (5.9%)
Barrick Gold Corp.	162,056	8,344
Newmont Mining Corp.	282,400	15,346
		23,690
Oil & Gas Exploration-Production & Services (2.2%)
Chesapeake Energy Corp.	237,575	8,845
		8,845
Oilfield Services & Equipment (8.4%)
BJ Services Co.	181,599	3,950
Halliburton Co.	437,770	14,521
Schlumberger Ltd.	208,319	15,719
		34,190
Pharmaceuticals (9.0%)
Johnson & Johnson	209,900	13,278
Merck & Co., Inc.	223,200	10,330
Pfizer, Inc.	307,750	7,198
Schering-Plough Corp.	298,100	5,834
		36,640

See notes to schedules of investments.

Security Description	Shares	Value
Retail (1.5%)
Target Corp.	106,370	$5,912
		5,912
Retail-Department Stores (2.3%)
Kohl’s Corp. (b)	205,898	9,397
		9,397
Retail-Drug Stores (2.7%)
CVS Caremark Corp.	280,900	10,975
		10,975
Retail-Specialty Stores (0.8%)
Tiffany & Co.	82,250	3,282
		3,282
Semiconductors (7.5%)
Intel Corp.	620,650	13,158
Maxim Integrated Products, Inc.	256,680	5,046
STMicroelectronics N.V., NY Shares	408,100	5,056
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	773,649	7,180
		30,440
Software & Computer Services (2.7%)
Microsoft Corp.	334,575	10,907
		10,907
Utilities-Electric (4.1%)
Duke Energy Corp.	273,400	5,102
Exelon Corp.	150,329	11,453
		16,555
Utilities-Telecommunications (1.7%)
Verizon Communications, Inc.	176,965	6,873
		6,873

Total Common Stocks (Cost $416,854)		399,269

Investment Companies (0.0%)
Bank of New York Cash Reserve Fund, 0.15%(c)	49,884	50

Total Investment Companies (Cost $50)		50

Total Investments (Cost $419,124) — 99.2%		401,539

Other assets in excess of liabilities — 0.8%		3,284

NET ASSETS — 100.0%		$404,823

(a)	Rate represents the effective yield at purchase.
(b)	Non-income producing security.
(c)	Rate disclosed is the one day yield on 01/31/08.
ADR	American Depositary Receipt
LLC	Limited Liability Co.
LP	Limited Partnership
PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Institutional Funds

Notes to Schedule of Portfolio Investments

January 31, 2008 (Unaudited)

1. Federal Tax Information:

At January 31, 2008, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/depreciation is as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
Institutional Diversified Stock Fund	$422,567	$14,224	$(35,252)	$(21,028)

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Institutional Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Trust presently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”).

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price (“NOCP”).  If there have been no sales for that day on any exchange or system a security is valued at the last available bid quotation on the exchange or system where the security is principally traded.  Debt securities of U.S. issuers (other than short-term investments maturing in 60 days of less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”).  Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.  Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.  Investments in other open-end investment companies are valued at net asset value.  Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee, which oversees the pricing process and is established under the direction of the Board.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than in the first calculation on the first business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on the trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board.  Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities.  The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest).  If the counter-party defaults and the fair value of the collateral declines realization of the collateral by the Fund may be delayed or limited.  Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a “when-issued” basis.  When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  No interest accrues to the Fund until the transaction settles and payment takes place.  Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Institutional Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David C. Brown
David C. Brown, President
Date	March 20, 2008

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	March 20, 2008

* Print the name and title of each signing officer under his or her signature.